Asset Securitizations (Details Textuals) (American Express Travel Related Services Company Inc [Member], USD $) In Billions, unless otherwise specified	Dec. 31, 2014
American Express Travel Related Services Company Inc [Member]
Securitized Trusts [Line Items]
Subordinated securities owned	$ 1.2